GuideMark® Opportunistic Fixed Income Fund
Schedule of Investments (Unaudited)
June 30, 2020

Principal
Amount		Value
	ASSET BACKED SECURITIES - 1.93%
453,333	Textainer Marine Containers VII Ltd.
	Series 2019-1A, 3.960%, 04/20/2044 (d)	$462,059
275,228	VOLT LXXXV LLC
	2020-NPL1, 3.228%, 01/25/2050 (d)(j)	273,862
	Total Asset Backed Securities (Cost $728,413)	735,921

	COLLATERALIZED MORTGAGE OBLIGATIONS - 15.20%
537,848	Alternative Loan Trust
	Series 2007-15CB, 6.000%, 07/25/2037	459,489
469,237	Banc of America Funding Corp.
	Series 2007-3, 5.831%, 04/25/2037 (a)	462,760
581,421	Chase Mortgage Finance Trust
	Series 2007-S3, 6.000%, 05/25/2037	413,958
119,718	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
	Series 2006-AR1, 3.417%, 02/25/2036 (a)	115,545
266,914	Exantas Capital Corp Ltd.
	Series 2019-RSO7, 1.194% (1 Month LIBOR USD + 1.000%, 1.000% Floor), 04/17/2036 (c)(d)	258,639
254,653	First Horizon Alternative Mortgage Securities Trust
	Series 2007-FA4, 6.250%, 08/25/2037	175,608
	GSR Mortgage Loan Trust
447,134	Series 2006-9F, 6.500%, 10/25/2036	334,097
162,526	Series 2007-4F, 6.000%, 07/25/2037	145,414
460,919	IndyMac IMJA Mortgage Loan Trust
	Series 2007-A3, 6.250%, 11/25/2037	316,079
153,901	IndyMac INDX Mortgage Loan Trust
	Series 2005-AR1, 3.628%, 03/25/2035 (a)	148,791
4,687,394	JP Morgan Chase Commercial Mortgage Securities Trust
	Series 2012-C8, 1.922%, 10/17/2045 (a)(m)	148,847
335,967	Lehman Mortgage Trust
	Series 2006-2, 5.750%, 04/25/2036	352,829
147,694	MASTR Adjustable Rate Mortgages Trust
	Series 2006-2, 4.008%, 01/25/2036 (a)	143,458
432,706	Morgan Stanley Mortgage Loan Trust
	Series 2007-12, 6.250%, 08/25/2037	302,495
	Residential Asset Securitization Trust
561,962	Series 2007-A2, 6.000%, 04/25/2037	450,383
418,166	Series 2007-A6, 6.000%, 06/25/2037	338,831
765,117	Series 2007-A7, 6.000%, 07/25/2037	441,872
723,689	TBW Mortgage-Backed Trust
	Series 2006-6, 5.630%, 01/25/2037 (j)	362,738
302,606	Washington Mutual Asset-Backed Certificates Trust
	Series 2006-HE3, 0.340% (1 Month LIBOR USD + 0.155%, 0.155% Floor), 08/25/2036 (c)	278,539
145,697	Washington Mutual Mortgage Pass-Through Certificates Trust
	Series 2006-5, 6.000%, 07/25/2036	135,596
	Total Collateralized Mortgage Obligations (Cost $7,596,880)	5,785,968

Number of Shares
	COMMON STOCKS - 0.00%
	Metals & Mining - 0.00%
12,305,675	K2016470219 - Class A (b)(e)(f)(g)	0
1,336,186	K2016470219 - Class B (b)(e)(f)(g)	0
	Total Common Stocks (Cost $0)	0

Principal
Amount
	CORPORATE OBLIGATIONS - 0.06%
	Specialty Retail - 0.06%
284,446	K2016470260 South Africa, Ltd.
	25.000% Cash or 25.000% PIK, 12/31/2022 (b)(d)	10,667
	K2016470219 South Africa, Ltd.
989,896	3.000% Cash or 3.000% PIK, 12/31/2022 (b)(d)(n)	9,899
195,875	8.000% Cash or 8.000% PIK, 12/31/2022 (b)(d)(n)	3,301
	Total Corporate Obligations (Cost $2,137,426)	23,867

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 18.32%
	Argentina Treasury Bond BONCER
3,301,000	1.100%, 04/17/2021 (b)	46,048
19,625,568	1.200%, 03/18/2022 (b)(n)	283,062
	Argentine Bonos del Tesoro
6,954,000	18.200%, 10/03/2021 (b)	75,613
14,030,056	1.400%, 03/25/2023 (b)	166,946
10,209,900	16.000%, 10/17/2023 (b)	78,226
14,030,063	1.500%, 03/25/2024 (b)	154,355
22,986,100	15.500%, 10/17/2026 (b)	125,395
160,000,000	Colombia Government International Bond
	7.750%, 04/14/2021	43,732
	Colombian TES
583,000,000	10.000%, 07/24/2024	191,115
296,500,000	7.500%, 08/26/2026	89,921
342,500,000	6.000%, 04/28/2028	92,818
1,303,000,000	7.750%, 09/18/2030	381,084
	Ghana Government Bond
300,000	18.750%, 01/24/2022	52,587
200,000	16.500%, 02/06/2023	33,430
300,000	19.750%, 03/25/2024	52,877
710,000	19.750%, 03/15/2032	114,723
	Indonesia Treasury Bond
9,416,000,000	8.250%, 07/15/2021	681,136
1,500,000,000	7.000%, 05/15/2022	108,260
890,000,000	5.625%, 05/15/2023	61,605
	Korea Treasury Bond
264,510,000	3.375%, 09/10/2023	236,864
459,000,000	3.500%, 03/10/2024	416,406
267,000,000	3.000%, 09/10/2024	239,736
	Mexican Bonos
201,700	7.250%, 12/09/2021	908,856
191,480	6.500%, 06/09/2022	861,653
6,580	6.750%, 03/09/2023	30,117
169,750	8.000%, 12/07/2023	814,323
14,115	Mexican Udibonos
	2.500%, 12/10/2020 (l)	61,860
	Republic of Ghana Government Bond
1,810,000	16.250%, 05/17/2021	310,925
200,000	24.500%, 06/21/2021	36,716
390,000	24.750%, 07/19/2021	71,806
99,000	19.500%, 10/18/2021	17,580
150,000	16.250%, 04/07/2025	22,056
710,000	19.000%, 11/02/2026	113,796
	Total Foreign Government Debt Obligations (Cost $14,419,718)	6,975,627

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 24.30%
	Federal Home Loan Mortgage Corp.
347,449	Series 4116, 1.350%, 08/15/2042	348,486
330,534	4446, 2.250%, 03/15/2045	344,217
326,026	4800, 4.000%, 06/15/2048	357,456
527,344	4868, 4.000%, 03/15/2049	570,865
	Federal National Mortgage Association
268,620	Series 9445, 3.000%, 07/01/2031	286,056
422,604	Pool #1201, 3.500%, 10/01/2032	452,477
255,156	Pool #0039, 2.500%, 04/01/2033	270,624
183,223	Pool #2005-56, 6.000% (1 Month LIBOR USD + 42.300%, 6.000% Cap), 08/25/2033 (c)(i)	193,935
375,566	Pool #CA4507, 2.500%, 11/01/2034	399,629
246,698	Pool #2012-63, 2.000%, 08/25/2040	247,845
682,939	Pool #2014-95, 3.000%, 04/25/2041	702,709
317,166	Pool #2012-150, 1.750%, 01/25/2043	323,083
627,536	Series 2013-75, 3.250%, 07/25/2043	736,082
275,218	Pool #2018-23, 2.750%, 12/25/2043	278,461
212,757	Pool #2015-08, 2.000%, 03/25/2045	218,384
139,476	Series 9003, 3.000%, 11/01/2046	147,728
323,515	Pool #1827, 3.000%, 07/01/2047	342,599
372,757	Series 0862, 3.500%, 09/01/2047	393,305
292,991	Pool #2018-27, 3.000%, 12/25/2047	307,067
275,680	Pool #3392, 4.000%, 01/01/2048	293,866
385,536	Pool #2018-31, 0.485% (1 Month LIBOR USD + 0.300%, 6.500% Cap, 0.300% Floor), 05/25/2048 (c)	384,774
302,434	Pool #2018-36, 3.000%, 06/25/2048	317,471
288,624	Pool #2018-38, 3.000%, 06/25/2048	303,716
190,250	2.500%, 12/01/2049	198,623
	Government National Mortgage Association
422,525	Pool #2010-62, 5.560% (1 Month LIBOR USD + 5.750%, 5.750% Cap), 05/20/2040 (c)(i)(m)	77,582
432,833	Pool #2011-72, 5.190% (1 Month LIBOR USD + 5.380%, 5.380% Cap), 05/20/2041 (c)(i)(m)	74,311
513,091	Pool #2012-40, 4.000%, 01/20/2042	558,480
778,999	Pool #2013-113, 6.060% (1 Month LIBOR USD + 6.250%, 6.250% Cap), 03/20/2043 (c)(i)(m)	119,727
	Total Mortgage Backed Securities - U.S. Government Agency (Cost $8,847,133)	9,249,558

	U.S. TREASURY OBLIGATIONS - 13.94%
	U.S. Treasury Note
1,150,000	2.125%, 05/31/2021	1,170,597
2,476,000	1.750%, 12/31/2024	2,642,163
249,000	2.625%, 12/31/2025	279,862
130,000	1.625%, 02/15/2026	139,097
61,000	2.125%, 05/31/2026	67,186
140,000	1.625%, 10/31/2026	150,402
130,000	2.875%, 08/15/2028	153,989
650,000	1.500%, 02/15/2030	702,787
	Total U.S. Treasury Obligations (Cost $5,150,829)	5,306,083

	SHORT TERM INVESTMENTS - 23.05%
	Foreign Government Debt Obligation - 15.55%
4,012,800	Argentina Treasury Bill
	0.000%, 12/04/2020 (b)(h)	60,089
	Brazil Letras do Tesouro Nacional
1,505,000	0.000%, 07/01/2020 (h)	276,751
5,630,000	0.000%, 10/01/2020 (h)	1,029,935
80,000	0.000%, 04/01/2021 (h)	14,482
	Japan Treasury Discount Bill
63,000,000	0.000%, 07/06/2020 (h)	583,482
18,900,000	0.000%, 07/10/2020 (h)	175,047
26,200,000	0.000%, 08/11/2020 (h)	242,692
71,000,000	0.000%, 08/11/2020 (h)	657,691
118,000,000	0.000%, 08/24/2020 (h)	1,093,085
15,600,000	0.000%, 09/10/2020 (h)	144,525
14,000,000	0.000%, 09/23/2020 (h)	129,712
14,000,000	0.000%, 10/12/2020 (h)	129,727
17,100,000	0.000%, 11/10/2020 (h)	158,480
108,000,000	0.000%, 11/25/2020 (h)	1,001,023
	Mexico Cetes
73,350	0.000%, 07/16/2020 (h)	31,837
44,010	0.000%, 07/23/2020 (h)	19,088
116,610	0.000%, 08/13/2020 (h)	50,390
183,380	0.000%, 09/24/2020 (h)	78,865
102,690	0.000%, 10/22/2020 (h)	44,001
		5,920,902

Number of Shares
	Money Market Funds - 5.33%
	DWS Government Money Market Series - Institutional Shares
2,027,475	Effective Yield, 0.12% (k)	2,027,475

Principal
Amount
	U.S. Treasury Obligations - 2.17%
	U.S. Treasury Bills
826,000	0.000%, 02/25/2021 (h)	825,177
	Total Short Term Investments (Cost $4,217,044)	8,773,554

	Total Investments (Cost $43,097,443) - 96.80%	36,850,578
	Other Assets in Excess of Liabilities - 3.20%	1,219,170
	TOTAL NET ASSETS - 100.00%	$38,069,748

Percentages are stated as a percent of net assets. Principal amounts are denominated in the currency in which the security was purchased.
(a)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2020.
(b)	These securities have been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $1,013,601, which represents 2.66% of total net assets.
(c)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of June 30, 2020.
(d)
Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another exemption from registration. The value of these securities total $1,018,427, which represents 2.68% of total net assets.

(e)	As of June 30, 2020, the Valuation Committee has fair valued these securities. The value of these securities total $0, which represents 0.21% of total net assets.
(f)	Value determined using significant unobservable inputs. Classified as level 3 in the fair value hierarchy.
(g)	Non-income producing.
(h)	Zero coupon bond.
(i)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope.
(j)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2020.
(k)	Seven-day yield as of June 30, 2020.
(l)	Represents an inflation protected security.
(m)
Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2020. These securities are liquid according to the Fund's liquidity guidelines and the value of these securities total $420,467 which represents 1.10% of total net assets.

(n)	Represents defaulted securities.

Glossary of Terms
PIK -	Payment-in-Kind
LIBOR -	London Interbank Offered Rate

GuideMark® Opportunistic Fixed Income Fund
Schedule of Open Forward Currency Contracts (Unaudited)
June 30, 2020

Forward			Amount of		Amount of	Unrealized
Expiration		Currency to be	Currency to	Currency to be	Currency to	Appreciation
Date	Counterparty	received	be received	delivered	be delivered	(Depreciation)
8/21/2020	JP Morgan Chase	Australian Dollar	1,050,063	Japanese Yen	77,363,881	7,836
7/2/2020	JP Morgan Chase	Brazilian Real	1,078,300	U.S. Dollar	198,728	(459)
8/10/2020	UBS	Euro	180,587	Swiss Franc	190,000	2,286
7/23/2020	Citibank	Euro	556,823	U.S. Dollar	614,922	10,996
9/17/2020	Citibank	Euro	180,000	U.S. Dollar	202,773	(182)
9/17/2020	Citibank	Euro	50,000	U.S. Dollar	56,162	113
10/15/2020	Citibank	Euro	63,594	U.S. Dollar	70,407	1,220
7/13/2020	HSBC	Japanese Yen	18,952,574	Australian Dollar	252,499	1,292
7/13/2020	JP Morgan Chase	Japanese Yen	22,193,005	Australian Dollar	295,010	1,969
7/14/2020	JP Morgan Chase	Japanese Yen	32,856,340	Australian Dollar	440,000	679
7/15/2020	Deutsche Bank	Japanese Yen	76,357,421	Australian Dollar	1,037,000	(8,389)
8/21/2020	JP Morgan Chase	Japanese Yen	4,152,979	Australian Dollar	58,750	(2,064)
8/21/2020	JP Morgan Chase	Japanese Yen	24,293,701	Australian Dollar	330,438	(2,943)
8/21/2020	JP Morgan Chase	Japanese Yen	46,968,319	Australian Dollar	660,875	(20,890)
8/24/2020	Citibank	Japanese Yen	36,292,621	Australian Dollar	511,317	(16,585)
8/26/2020	Citibank	Japanese Yen	36,348,680	Australian Dollar	512,683	(17,001)
9/10/2020	Citibank	Japanese Yen	38,683,387	Australian Dollar	505,500	9,677
9/11/2020	HSBC	Japanese Yen	18,933,787	Australian Dollar	252,501	1,232
9/14/2020	HSBC	Japanese Yen	22,697,255	Australian Dollar	335,000	(20,816)
9/14/2020	JP Morgan Chase	Japanese Yen	22,168,357	Australian Dollar	294,990	1,899
9/14/2020	JP Morgan Chase	Japanese Yen	26,477,899	Australian Dollar	390,000	(23,730)
9/17/2020	HSBC	Japanese Yen	12,399,290	Australian Dollar	170,000	(2,387)
11/24/2020	JP Morgan Chase	Japanese Yen	24,215,250	Australian Dollar	330,437	(3,221)
7/15/2020	Deutsche Bank	Japanese Yen	186,345,930	Euro	1,535,000	1,005
7/31/2020	Citibank	Japanese Yen	27,825,697	Euro	231,512	(2,479)
7/31/2020	Citibank	Japanese Yen	35,810,275	Euro	308,680	(15,260)
8/24/2020	HSBC	Japanese Yen	12,562,742	Euro	106,399	(3,257)
8/24/2020	HSBC	Japanese Yen	12,572,925	Euro	106,399	(3,162)
8/25/2020	HSBC	Japanese Yen	12,899,443	Euro	106,399	(137)
9/30/2020	Citibank	Japanese Yen	27,839,713	Euro	231,513	(2,471)
9/30/2020	Citibank	Japanese Yen	36,380,958	Euro	308,680	(10,140)
9/30/2020	Citibank	Japanese Yen	18,362,388	Euro	154,334	(3,470)
9/30/2020	Citibank	Japanese Yen	37,450,137	Euro	308,680	(225)
11/24/2020	HSBC	Japanese Yen	12,567,582	Euro	106,399	(3,268)
8/13/2020	Deutsche Bank	Japanese Yen	101,400,000	U.S. Dollar	943,447	(3,805)
8/27/2020	JP Morgan Chase	Japanese Yen	25,650,300	U.S. Dollar	234,191	3,544
8/31/2020	Citibank	Japanese Yen	31,227,000	U.S. Dollar	302,149	(12,711)
9/8/2020	HSBC	Japanese Yen	20,466,520	U.S. Dollar	191,294	(1,567)
9/9/2020	HSBC	Japanese Yen	14,396,340	U.S. Dollar	135,609	(2,151)
10/26/2020	BNP Paribas	Japanese Yen	37,740,000	U.S. Dollar	348,603	1,607
10/30/2020	JP Morgan Chase	Japanese Yen	41,000,000	U.S. Dollar	384,475	(3,978)
9/18/2020	Deutsche Bank	Norwegian Krone	1,923,000	Euro	178,196	(718)
9/29/2020	Deutsche Bank	Norwegian Krone	582,000	Euro	53,457	303
7/10/2020	Deutsche Bank	Norwegian Krone	7,510,000	U.S. Dollar	847,907	(67,640)
7/24/2020	Deutsche Bank	Norwegian Krone	876,000	U.S. Dollar	81,711	9,308
8/19/2020	Deutsche Bank	Norwegian Krone	1,923,000	U.S. Dollar	188,405	11,420
8/19/2020	Deutsche Bank	Norwegian Krone	476,000	U.S. Dollar	46,636	2,827
8/26/2020	Deutsche Bank	Norwegian Krone	1,425,500	U.S. Dollar	142,230	5,902
8/26/2020	Deutsche Bank	Norwegian Krone	1,425,500	U.S. Dollar	152,653	(4,521)
9/24/2020	Deutsche Bank	Norwegian Krone	1,164,500	U.S. Dollar	129,059	(8,036)
11/16/2020	Deutsche Bank	Norwegian Krone	1,152,000	U.S. Dollar	126,012	(6,265)
9/9/2020	Goldman Sachs	South Korea Won	56,600,000	U.S. Dollar	47,057	22
7/15/2020	Deutsche Bank	Swedish Krona	1,106,350	Euro	105,542	136
7/15/2020	Deutsche Bank	Swedish Krona	1,106,300	Euro	100,920	5,325
8/13/2020	Deutsche Bank	Swedish Krona	1,106,300	Euro	103,627	2,250
8/13/2020	Deutsche Bank	Swedish Krona	1,106,300	Euro	104,910	807
9/15/2020	Deutsche Bank	Swedish Krona	1,106,350	Euro	105,471	142
9/16/2020	Deutsche Bank	Swedish Krona	1,106,400	Euro	105,314	323
8/10/2020	UBS	Swiss Franc	98,983	Euro	94,084	(1,196)
8/10/2020	Goldman Sachs	Swiss Franc	197,966	Euro	185,045	1,119
8/10/2020	UBS	Swiss Franc	197,966	Euro	180,461	6,274
8/12/2020	Goldman Sachs	Swiss Franc	194,284	Euro	182,196	436
8/12/2020	UBS	Swiss Franc	194,284	Euro	177,170	6,088
11/9/2020	UBS	Swiss Franc	98,983	Euro	94,161	(1,206)
11/9/2020	UBS	Swiss Franc	197,965	Euro	180,599	6,294
11/12/2020	Goldman Sachs	Swiss Franc	194,284	Euro	177,299	6,117
7/2/2020	JP Morgan Chase	U.S. Dollar	214,543	Brazilian Real	1,078,300	16,273
7/9/2020	JP Morgan Chase	U.S. Dollar	198,651	Brazilian Real	1,078,300	446
8/4/2020	HSBC	U.S. Dollar	75,154	Brazilian Real	428,920	(3,576)
8/4/2020	JP Morgan Chase	U.S. Dollar	329,686	Brazilian Real	1,759,800	6,665
8/4/2020	JP Morgan Chase	U.S. Dollar	228,942	Brazilian Real	1,033,900	39,163
10/2/2020	JP Morgan Chase	U.S. Dollar	207,516	Brazilian Real	1,082,300	9,270
7/23/2020	Citibank	U.S. Dollar	632,231	Euro	556,823	6,313
9/17/2020	Citibank	U.S. Dollar	655,458	Euro	580,000	2,665
10/15/2020	Citibank	U.S. Dollar	71,747	Euro	63,594	120
8/13/2020	Deutsche Bank	U.S. Dollar	310,137	Japanese Yen	33,300,000	1,556
8/13/2020	Deutsche Bank	U.S. Dollar	626,054	Japanese Yen	68,100,000	(5,007)
8/27/2020	JP Morgan Chase	U.S. Dollar	246,264	Japanese Yen	25,650,300	8,529
8/31/2020	Citibank	U.S. Dollar	296,363	Japanese Yen	31,227,000	6,924
9/8/2020	HSBC	U.S. Dollar	196,501	Japanese Yen	20,466,520	6,774
9/9/2020	HSBC	U.S. Dollar	138,227	Japanese Yen	14,396,340	4,769
10/26/2020	BNP Paribas	U.S. Dollar	362,787	Japanese Yen	37,740,000	12,577
10/30/2020	JP Morgan Chase	U.S. Dollar	377,445	Japanese Yen	41,000,000	(3,052)
10/6/2020	HSBC	U.S. Dollar	716,978	Mexican Peso	17,690,000	(42,749)
10/7/2020	HSBC	U.S. Dollar	632,090	Mexican Peso	13,190,000	65,691
10/8/2020	Citibank	U.S. Dollar	61,444	Mexican Peso	1,568,000	(5,880)
10/8/2020	Citibank	U.S. Dollar	78,081	Mexican Peso	1,609,000	8,996
10/9/2020	Citibank	U.S. Dollar	58,586	Mexican Peso	1,209,000	6,682
10/13/2020	Citibank	U.S. Dollar	128,471	Mexican Peso	2,655,000	14,542
10/13/2020	Citibank	U.S. Dollar	66,421	Mexican Peso	1,375,000	7,418
10/15/2020	Citibank	U.S. Dollar	287,908	Mexican Peso	5,932,000	33,421
10/16/2020	Citibank	U.S. Dollar	266,021	Mexican Peso	5,431,000	33,055
10/27/2020	Citibank	U.S. Dollar	148,083	Mexican Peso	3,755,000	(12,780)
10/29/2020	Citibank	U.S. Dollar	246,201	Mexican Peso	6,280,000	(22,768)
12/18/2020	Citibank	U.S. Dollar	40,171	Mexican Peso	912,719	1,310
12/21/2020	Citibank	U.S. Dollar	18,354	Mexican Peso	420,281	466
3/11/2021	Citibank	U.S. Dollar	238,812	Mexican Peso	5,378,000	11,990
7/29/2020	Citibank	U.S. Dollar	15,996	South Korea Won	18,558,803	566
8/26/2020	Citibank	U.S. Dollar	13,251	South Korea Won	15,718,394	179
8/31/2020	Citibank	U.S. Dollar	15,381	South Korea Won	18,558,803	(54)
9/9/2020	Goldman Sachs	U.S. Dollar	863,879	South Korea Won	1,037,000,000	1,319
						$ 45,931